Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earning per share information:
Earnings Per Share
Note 15 - Earnings Per Share

The following table summarizes information related to the computation of basic and diluted earnings per Share for the years indicated:

	Year Ended December 31,
	2022	2021	2020
Basic EPS:

Net income attributable to Shares (US$ in thousands)	79,949	60,277	21,778
Weighted average number of Shares outstanding used in basic earnings per Share calculation	44,158	43,644	39,383

Diluted EPS:

Net income attributable to Shares (US$ in thousands)	79,949	60,277	21,778
Add amortization of notes issuance costs	1,094	105	-
Net income used in diluted earnings per Share calculation	81,043	60,382	21,778

Weighted average number of Shares outstanding used in basic earnings per Share calculation	44,158	43,644	39,383

Add assumed exercise of outstanding dilutive
Effect of stock-based awards	650	988	989
Effect of conversion of Notes	3,421	403	-
Weighted average number of Shares Outstanding used in diluted earnings per Share calculation	48,229	45,035	40,372

Basic net income per Share ($)	1.81	1.38	0.55
Diluted net income per Share ($)	1.66	1.34	0.54

Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	5,704	-	-